Financial Instruments - Summary of financial instruments denominated in a foreign currency and affected equity (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 10.7
Currency risk [member] | Euro Member Countries, Euro
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Hedging instrument, assets	44.9
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	38.8
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	38.1
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	38.8
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, assets	38.1
Currency risk [member] | CNH And CNY [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Hedging instrument, assets	21.4
Hedging instrument, liabilities		$ 10.5
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	3.6
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	4.4
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		19.1
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		23.4
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, entity's own equity instruments		19.1
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, entity's own equity instruments		23.4
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	3.6
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, assets	4.4
Currency risk [member] | Taiwan, New Dollars
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Hedging instrument, assets	15.9
Hedging instrument, liabilities		4.3
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	1.4
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	1.8
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	3.7
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	5.9
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, entity's own equity instruments		3.7
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, entity's own equity instruments		$ 5.9
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	1.4
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, assets	$ 1.8